Nature of operations (Details)		12 Months Ended
	May 13, 2021	Sep. 30, 2020 $ / $	Oct. 01, 2019 $ / $
Nature of operations
Reverse stock split	0.25
Exchange rates		1.3339	1.3242
Exchange rate		1.3458